Leases - Schedule of Maturities Lease Liabilities Under Operating Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Remainder of 2020	$ 25
2021	33	$ 21
2022	23	14
Total future lease payments	81	60
Less imputed interest	(9)	(7)
Total lease liability balance	$ 72	$ 89